To: Securities and Exchange Commission
      Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending December 31, 2001:

MFS Intermediate Income Trust
Date
Identification
Shares
Repurchase



of Security
Repurchased
Price
NAV
Broker
12/13/01
Shares of beneficial interest
44,000
6.6907
7.30
 Merrill Lynch
12/13/01
Shares of beneficial interest
30,000
6.6907
7.30
 Merrill Lynch
12/17/01
Shares of beneficial interest
45,000
6.5883
7.26
 Merrill Lynch
12/17/01
Shares of beneficial interest
100,000
6.5883
7.26
 Merrill Lynch
12/18/01
Shares of beneficial interest
45,000
6.5925
7.29
 Merrill Lynch
12/19/01
Shares of beneficial interest
21,000
6.6421
7.32
 Merrill Lynch
12/20/01
Shares of beneficial interest
37,200
6.6
7.31
 Merrill Lynch
12/21/01
Shares of beneficial interest
45,000
6.6032
7.30
 Merrill Lynch
12/28/01
Shares of beneficial interest
48,000
6.6602
7.29
 Merrill Lynch



Total Shares Repurchased: 415,200
Remarks:  (none)


Robert Flaherty
Assistant Treasurer